Details of Significant Accounts - Leasing arrangements, schedule of lease liabilities relating to lease contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Details of Significant Accounts
Total lease liabilities	$ 868	$ 338
Less: current portion (shown as ‘current lease liabilities’)	(481)	(251)
Non-current lease liabilities	$ 387	$ 87